Options outstanding under the 2010 Plan (Details) (USD $)	Available For Grant	Options Outstanding	Weighted Average Exercise Price
Balance at Mar. 31, 2012	3,600,000	1,400,000	0.68
Options granted			0.00
Balance at Dec. 31, 2012	3,600,000	1,400,000	0.68